Note 6 - Property and Equipment - Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost, Beginning Balance	$ 338,163	$ 106,559
Cost, Additions	171,736	231,604
Cost, Ending Balance	509,899	338,163
Accumulated Depreciation, Beginning Balance	49,129	5,998
Accumulated Depreciation, Depreciation	89,613	43,131
Accumulated Depreciation, Ending Balance	138,742	49,129
Net Book Value, Beginning Balance	371,157	289,034
Computer Equipment [Member]
Cost, Beginning Balance	61,598	51,795
Cost, Additions	89,557	9,803
Cost, Ending Balance	151,155	61,598
Accumulated Depreciation, Beginning Balance	13,858	3,163
Accumulated Depreciation, Depreciation	28,944	10,695
Accumulated Depreciation, Ending Balance	42,802	13,858
Net Book Value, Beginning Balance	108,353	47,740
Furniture and Fixtures [Member]
Cost, Beginning Balance	7,364	7,364
Cost, Additions	68,694
Cost, Ending Balance	76,058	7,364
Accumulated Depreciation, Beginning Balance	1,490	438
Accumulated Depreciation, Depreciation	10,355	1,052
Accumulated Depreciation, Ending Balance	11,845	1,490
Net Book Value, Beginning Balance	64,213	5,874
Laboratory Equipment [Member]
Cost, Beginning Balance	243,529	32,665
Cost, Additions	2,200	210,864
Cost, Ending Balance	245,729	243,529
Accumulated Depreciation, Beginning Balance	29,783	1,578
Accumulated Depreciation, Depreciation	45,092	28,205
Accumulated Depreciation, Ending Balance	74,875	29,783
Net Book Value, Beginning Balance	170,854	213,746
Leasehold Improvements [Member]
Cost, Beginning Balance	25,672	14,735
Cost, Additions	11,285	10,937
Cost, Ending Balance	36,957	25,672
Accumulated Depreciation, Beginning Balance	3,998	819
Accumulated Depreciation, Depreciation	5,222	3,179
Accumulated Depreciation, Ending Balance	9,220	3,998
Net Book Value, Beginning Balance	$ 27,737	$ 21,674